CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities
Net Income (Loss)	$ (171,328)	$ 50,033	$ (10,352)
Reconciliation of Net Loss to Net Cash Provided by Operating Activities
Depreciation Expense	68,352	67,834	63,965
Impairment Loss on Vessels	60,311	0	0
Change in Fair Value of Investment Securities	0	224	3,160
Drydock Expenditure	(7,318)	(21,045)	(4,158)
Amortization of Deferred Finance Costs	2,989	4,354	4,291
Deferred Compensation Liabilities	0	0	(10,970)
Share-based Compensation	339	285	156
Other, net	502	(810)	(66)
Changes in Operating Assets and Liabilities
Accounts Receivables	(3,025)	18,109	(1,989)
Inventory	(1,465)	3,068	(2,184)
Prepaid Expenses and Other Current Assets	286	(330)	(1,068)
Accounts Payable and Accrued Liabilities	11,743	(19,258)	10,122
Voyages in Progress	(5,844)	8,480	1,951
Net Cash Provided by / (Used In) Operating Activities	(44,458)	110,944	52,858
Cash Flows from Investing Activities
Investment in Vessels	(3,868)	(6,845)	(2,531)
Investment in Other Fixed Assets	(589)	(233)	0
Investment in Vessels under Construction	(13,270)	(11,000)	0
Sale of Vessels	14,262	0	0
Proceeds from Sale of Investment Securities	0	602	212
Net Cash (Used In) / Provided by Investing Activities	(3,465)	(17,476)	(2,319)
Cash Flows from Financing Activities
Proceeds from Issuance of Common Stock	80,051	20,713	17,922
Proceeds from Borrowing Activities	0	29,300	300,000
Repayments on prior $500 million Credit Facility	0	0	(313,400)
Repayments on Vessel financing 2018-built Vessels	(7,958)	(7,630)	(7,273)
Repayments on Borrowing Facility	(30,780)	(67,896)	(14,324)
Transaction Costs Borrowing Facilities	(1,100)	(320)	(6,921)
Dividends Distributed	(9,700)	(67,242)	(14,255)
Net Cash Provided by / (Used In) Financing Activities	30,513	(93,075)	(38,251)
Net Increase / (Decrease) in Cash, Cash Equivalents and Restricted Cash	(17,410)	393	12,288
Cash, Cash Equivalents, and Restricted Cash at Beginning of Year	62,070	61,638	49,327
Effect of Exchange Rate Changes on Cash and Cash Equivalents	(12)	39	23
Cash, Cash Equivalents, and Restricted Cash at End of Year	44,648	62,070	61,638
Supplemental Disclosure of Cash Flow information
Cash and Cash Equivalents	34,739	57,847	48,847
Restricted cash	9,909	4,223	12,791
Cash Paid for Taxes	64	71	79
Cash Paid for Interest, Net of Amounts Capitalized	$ 23,392	$ 27,128	$ 35,616